iShares®

iShares, Inc.

iShares Trust

Supplement dated July 2, 2015

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the

iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred

Stock ETF (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI.

Effective July 1, 2015, the following paragraphs replace language describing the investment advisory fee rate in the Investment Adviser section of each Fund’s Prospectus and SAI.

iShares Latin America 40 ETF and iShares MSCI Pacific ex Japan ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.5000%
Greater than $46 billion up to $81 billion	0.4750%
Greater than $81 billion up to $111 billion	0.4513%
Greater than $111 billion up to $141 billion	0.4287%
Greater than $141 billion	0.4073%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Russell 2000 ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.2000%
Greater than $46 billion up to $81 billion	0.1900%
Greater than $81 billion up to $111 billion	0.1805%
Greater than $111 billion up to $141 billion	0.1715%
Greater than $141 billion	0.1630%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.2500%
Greater than $46 billion up to $81 billion	0.2375%
Greater than $81 billion up to $111 billion	0.2256%
Greater than $111 billion up to $141 billion	0.2144%
Greater than $141 billion	0.2037%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares Select Dividend ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and

iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $46 billion	0.4000%
Greater than $46 billion up to $81 billion	0.3800%
Greater than $81 billion up to $111 billion	0.3610%
Greater than $111 billion up to $141 billion	0.3430%
Greater than $141 billion	0.3259%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level.

iShares U.S. Preferred Stock ETF

Effective July 1, 2015, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Latin America 40 ETF, iShares MSCI Pacific ex Japan ETF, iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF, iShares Russell 2000 Value ETF, iShares Select Dividend ETF and iShares U.S. Preferred Stock ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee for iShares U.S. Preferred Stock ETF
First $46 billion	0.4800%
Greater than $46 billion up to $81 billion	0.4560%
Greater than $81 billion up to $111 billion	0.4332%
Greater than $111 billion up to $141 billion	0.4116%
Greater than $141 billion	0.3910%

Each reduced management fee level set forth in the fee schedule above reflects a 5% reduction (rounded to the fourth decimal place) from the management fee at the prior Combined Funds asset level

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund
Advisors and its affiliates.	IS-A-X-0715

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